Related Party Transactions (Details) - Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
- Key management personnel	$ 1,992,024	$ 926,670	$ 6,203,716	$ 14,683,782	$ 11,695,983
- Internet leads generation and marketing service income	92,012	112,768
- Insurance commission income	637,629	141,839
- Marketing income	26,054	11,222
Purchase from a company controlled by a shareholder with significant influence over the Company	664,153
Finance Costs on Loan Notes [Member]
Disclosure of transactions between related parties [line items]
- Key management personnel		34,851
- Companies controlled by a shareholder with significant influence over the Company		$ 2,631,804